Summary of Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) segment	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Net loss	$ (1,031,437)	$ (801,667)	$ (4,392,880)	$ (3,700,683)
Cash in operation	(1,640,300)	(838,179)	(3,833,914)	(3,224,498)
Accumulated deficit	(16,296,128)		(15,264,691)	(10,871,811)
Working capital	4,418,858		5,455,483
Federal deposit insurance corporation	250,000		250,000
Securities investor protection corporation	250,000		250,000
Penalty paid				166,034
Unrealized income on short-term investments	8,285	32,331	8,646	(6,227)
Bad debt expense				69,600
Note receivable principal balance amount				60,000
Accrued interest receivable				9,600
Prepaid expenses and other current assets	152,731		30,957	15,970
Prepaid expenses and other assets – non-current	$ 57,685		$ 59,145	64,983
Useful life	20 years		20 years
Research and development cost	$ 593,962	318,240	$ 2,368,156	845,092
Number of operating segment (in segment) | segment	1		1
Cash and cash equivalents	$ 3,136,880		$ 3,905,799	3,524,308
Short-term investments	2,314,550	4,075,849	3,174,724	4,140,880
Short-Term Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Unrealized income on short-term investments	8,285	$ 32,331
FDIC [Member]
Summary of Significant Accounting Policies [Line Items]
Federal deposit insurance corporation	$ 2,637,000		$ 3,406,000	$ 2,805,000